Commitments and contingencies	12 Months Ended
Jun. 30, 2026
Commitments and contingencies
Commitments and contingencies

Note 13 – Commitments and contingencies

Commitments

As of June 30, 2026, the Group had no material commitments requiring disclosure.

Contingencies

In March 2023, the Company and SonicHash US, together with other defendants, were named in litigation brought by BCB Cheyenne LLC in connection with alleged contractual interference and related claims. BCB sought compensatory damages of no less than $38 million. The Group denied liability and defended the matter.

In October 2024, the parties entered into a Settlement Agreement and Mutual Release pursuant to which the Company agreed to pay $13,050 in settlement of the matter. The amount had been accrued within other payables and accrued liabilities as of June 30, 2024 and was paid in November 2024. The litigation was dismissed in October 2024 and the matter was fully resolved.

As of June 30, 2026, this matter had been fully resolved, and the Group was not subject to any other material legal proceedings, claims or contingencies requiring disclosure.